NET INVESTMENT IN DIRECT FINANCING LEASES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Remaining direct financing leases contractual amounts	$ 121,442,109	$ 102,069,239
Maximum
Lessee, Finance Lease, Term of Contract	5 years	5 years
Finance Lease Interest Expense Percentage	13.30%
Minimum
Lessee, Finance Lease, Term of Contract	1 year	1 year
Finance Lease Interest Expense Percentage	4.30%